Document and Entity Information	6 Months Ended
Apr. 30, 2013
Document And Entity Information
Entity Registrant Name	BLUE RIDGE REAL ESTATE CO
Entity Central Index Key	0000012779
Document Type	S-4
Document Period End Date	Apr. 30, 2013
Current Fiscal Year End Date	--10-31
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer